PROVISION FOR EMPLOYEE BENEFITS - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short term provision for employee benefits
Employee benefit obligations	₺ 522,124	₺ 417,846	₺ 371,283
Personnel bonus
Short term provision for employee benefits
Employee benefit obligations	405,791	290,998	285,432
Unused vacation
Short term provision for employee benefits
Employee benefit obligations	₺ 116,333	₺ 126,848	₺ 85,851